Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Subsequent Event

On February 6, 2017, MarkWest Liberty Midstream executed definitive agreements with Antero Midstream LLC, and affiliate of Antero Midstream LP (“Antero Midstream”) for the formation of a joint venture, Sherwood Midstream LLC (“Sherwood Midstream”), to process natural gas at the Sherwood Complex and fractionate natural gas liquids at the Hopedale Complex. Sherwood Midstream is owned 50 percent by Antero Midstream and 50 percent by MarkWest Liberty Midstream. These transactions were effective as of January 1, 2017. In connection with these transactions, MarkWest Liberty Midstream contributed approximately $134 million of assets to Sherwood Midstream, comprised of the three 200 mmcf/d gas processing plants under construction at the Sherwood Complex. MarkWest Liberty Midstream will operate Sherwood Midstream’s gas processing facilities and will also retain sole and exclusive ownership and operation of the existing six 200 mmcf/d gas processing plants at the Sherwood Complex. In addition, MarkWest Liberty Midstream and Sherwood Midstream entered into a joint venture, Sherwood Midstream Holdings LLC (“Sherwood Midstream Holdings”), to own certain infrastructure at the Sherwood Complex that is shared by and supports the operation of both the Sherwood Midstream and MarkWest Liberty Midstream gas processing plants. MarkWest Liberty Midstream contributed approximately $207 million of assets to Sherwood Midstream Holdings, and as of February 6, 2017, MarkWest Liberty Midstream owned a 79 percent ownership interest in Sherwood Midstream Holdings, and the remaining 21 percent ownership interest was owned by Sherwood Midstream. Sherwood Midstream also purchased an interest in 20 mbpd of existing propane and heavier NGL fractionation capacity owned by MarkWest Ohio Fractionation Company, L.L.C. (“Ohio Fractionation”), a subsidiary of MarkWest Liberty Midstream, at the Hopedale Complex for $125 million. Sherwood Midstream will also have the option to purchase an interest in future fractionation train expansions at the Hopedale Complex, subject to the production of incremental NGLs from Sherwood Midstream’s processing facilities. Ohio Fractionation and MarkWest Utica EMG will continue to own and operate the remaining portion of the Hopedale Complex, including all rail and marketing infrastructure, as well as the NGL pipelines connecting MarkWest Liberty Midstream’s and MarkWest Utica EMG’s gas processing plants to the Hopedale Complex. In connection with the foregoing transactions, Antero Midstream made an initial capital contribution to Sherwood Midstream of approximately $154 million, and it is expected that MarkWest Liberty Midstream and Antero Midstream will each contribute 50 percent of capital needed to fund Sherwood Midstream’s operations.

On February 10, 2017, the Partnership completed a public offering of $1.25 billion aggregate principal amount of 4.125 percent unsecured senior notes due March 2027 (the “2027 Senior Notes”) and $1.0 billion aggregate principal amount of 5.200 percent unsecured senior notes due March 2047 (the “2047 Senior Notes” and, collectively with the 2027 Senior Notes, the “New Senior Notes”). The 2027 Senior Notes and the 2047 Senior Notes were offered at a price to the public of 99.834 percent and 99.304 percent of par, respectively, at an interest rate of 4.125 percent and 5.200 percent, respectively. The Partnership intends to use the net proceeds from this offering for general partnership purposes, which may include, from time to time, acquisitions (including the previously announced planned dropdown of assets from MPC, the acquisition of the Ozark pipeline, and the acquisition of a partial, indirect equity interest in the Bakken Pipeline system) and capital expenditures.

On February 13, 2017, the Partnership announced that it has entered into an asset purchase agreement with Enbridge Pipelines (Ozark) LLC (“Enbridge Ozark”), under which an affiliate of Pipe Line Holdings has agreed to purchase Ozark pipeline for approximately $220 million from Enbridge Ozark. The Ozark pipeline is a 433-mile, 22-inch crude oil pipeline originating in Cushing, Oklahoma, and terminating in Wood River, Illinois, and capable of transporting approximately 230,000 barrels per day. This purchase transaction is expected to close in the first quarter of 2017.

On February 15, 2017, MPLX LP closed on its previously announced intent to participate in a joint venture with Enbridge Energy Partners L.P. (“Enbridge Energy Partners”) to acquire a 9.1875 percent indirect interest in the Dakota Access Pipeline (“DAPL”) and Energy Transfer Crude Oil Company Pipeline (“ETCOP”) projects, collectively referred to as the Bakken Pipeline system, from Energy Transfer Partners, L.P. (“ETP”) and Sunoco Logistics Partners, L.P. (“SXL”) for $500 million.

The Bakken Pipeline system is currently expected to deliver in excess of 470,000 barrels per day of crude oil from the Bakken/
Three Forks production area in North Dakota to the Midwest through Patoka, Illinois and ultimately to the Gulf Coast. ETP and
SXL collectively own a 75 percent interest in each of the two joint ventures that are developing the Bakken Pipeline system.
MPLX LP and Enbridge Energy Partners intend to form a new joint venture to acquire 49 percent of ETP and SXL’s 75 percent indirect interest in the Bakken Pipeline system. MPLX LP will own 25 percent of this new joint venture with Enbridge, which results in its 9.1875 percent indirect ownership interest in the Bakken Pipeline system. MPLX LP expects to account for its investment using the equity method of accounting.